Fair value of financial instruments - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 163,941	€ 133,874	€ 142,832
Financial liabilities, at fair value	179,766	166,542	163,733
Level 2 | Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	138,176	106,993	110,721
Level 2 | Financial assets and liabilities | Financial assets held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12,966	17,717	11,595
Level 2 | Financial assets and liabilities | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	26,546	14,061	16,502
Level 2 | Financial assets and liabilities | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24,602	11,418	9,550
Level 2 | Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,115	8,683	6,537
Level 2 | Financial assets and liabilities | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	62,947	55,114	66,537
Level 2 | Financial assets and liabilities | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	47,519	44,987	54,367
Level 2 | Financial assets and liabilities | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,583	836	916
Level 2 | Financial assets and liabilities | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,879	2,210	2,681
Level 2 | Financial assets and liabilities | Financial assets held for trading | Interest rate forwards
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,445	33	113
Level 2 | Financial assets and liabilities | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	465	126	354
Level 2 | Financial assets and liabilities | Financial assets held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,056	6,922	8,106
Level 2 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,652	5,297	8,069
Level 2 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,390	4,665	6,687
Level 2 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	2	2
Level 2 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	260	630	1,380
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,505	2,050	2,080
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	763	815	643
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	205	539	809
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	537	696	628
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,065	6,846	6,586
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	408	459	673
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,590	6,189	5,769
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	67	198	144
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	13,543	12,688	15,376
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	5	9
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,644	9,638	11,869
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,894	3,045	3,498
Level 2 | Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	121,243	101,103	98,533
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	13,300	7,808	5,759
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	26,284	17,862	9,796
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	18,984	19,837	12,226
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	56,205	49,380	64,147
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	41,283	39,395	51,191
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,295	2,207	3,268
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,057	549	769
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,160	466	591
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Forwards on interest rate and variable income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1,276	101	807
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	9,134	6,662	7,521
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,470	6,216	6,605
Level 2 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,740	7,650	9,214
Level 2 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	4,618	6,866	8,142
Level 2 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	3	1	0
Level 2 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	119	783	1,072
Level 2 | Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	36,200	40,313	39,905
Level 2 | Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17,583	17,476	16,081
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15,319	10,351	8,290	€ 7,667
Financial liabilities, at fair value	1,352	1,227	925	629
Level 3 | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,930	2,086	383	537
Level 3 | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	769	0
Level 3 | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,801	24
Level 3 | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	947	1,147	340	513
Level 3 | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	556	577	139	224
Level 3 | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	9	4	12
Level 3 | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	30	153	39	182
Level 3 | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	241	235	48	41
Level 3 | Financial assets held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	118	173	110	54
Level 3 | Financial assets held for trading | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	1	1	2
Level 3 | Financial assets held for trading | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	413	914	42	22
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,588	2,095	1,833	1,865
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	505	287	239	268
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,841	1,495	1,269	1,231
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	242	313	325	366
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	106	181	427	418
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			0	0
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20	31	5	18
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	86	150	422	400
Level 3 | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,675	5,989	5,647	4,847
Level 3 | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	375	492	700	821
Level 3 | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,047	559	229	146
Level 3 | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,253	4,938	4,718	3,880
Level 3 | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	934	869	415	160
Level 3 | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	934	869	415	160
Level 3 | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	479	388	235	44
Level 3 | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	79	139	19	26
Level 3 | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	8	0	7
Level 3 | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	294	187	42	67
Level 3 | Financial liabilities held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	82	147	119	16
Level 3 | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	160	29	151	€ 151
Level 3 | Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,930	2,086	383
Level 3 | Financial assets and liabilities | Financial assets held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	769	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,801	24	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	413	915	43
Level 3 | Financial assets and liabilities | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	947	1,147	340
Level 3 | Financial assets and liabilities | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	556	577	139
Level 3 | Financial assets and liabilities | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	9	4
Level 3 | Financial assets and liabilities | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	30	153	39
Level 3 | Financial assets and liabilities | Financial assets held for trading | Interest rate forwards
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	241	235	48
Level 3 | Financial assets and liabilities | Financial assets held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	118	173	110
Level 3 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,588	2,095	1,833
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,841	1,495	1,269
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	242	313	325
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	505	287	239
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	106	181	427
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	20	31	5
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	86	150	422
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,675	5,989	5,647
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	375	492	700
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,047	559	229
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	7,253	4,938	4,718
Level 3 | Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	934	869	415
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	934	869	415
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	479	388	235
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	79	139	19
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	8	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	294	187	42
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Forwards on interest rate and variable income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	82	147	119
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12	6	14
Level 3 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	12	6	14
Level 3 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Other derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	160	29	151
Level 3 | Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 246	€ 323	€ 345